Cover	Feb. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2023
Entity File Number	001-41512
Entity Registrant Name	Silo Pharma, Inc.
Entity Central Index Key	0001514183
Entity Tax Identification Number	27-3046338
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	560 Sylvan Ave
Entity Address, Address Line Two	Suite 3160
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	718
Local Phone Number	400-9031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SILO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false